Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 278,880,627.59
Previously Paid Amount	0.00
Total Fee Amount	38,513.41
Total Offset Amount	0.00
Net Fee	$ 38,513.41